Income Taxes (As Restated) - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 77,731	$ 77,689
Tax credits	8,645	7,303
Deferred revenue	2,499	2,385
Amortization	727	847
Stock-based compensation	3,186	2,773
Inventory	1,391	1,507
Capitalized R&D Costs	9,353	5,743
Lease liability	9,948	10,856
Other deferred tax assets	2,357	1,536
Total deferred tax assets	115,837	110,639
Less: valuation allowances	(110,082)	(103,372)	$ (82,654)
Net deferred tax assets	5,755	7,267
Right-of-Use Assets	(4,372)	(5,219)
Depreciation	(1,307)	(1,756)
Amortization acquired intangibles	(1,253)	(1,570)
Other deferred tax liabilities	0	(189)
Net deferred tax liabilities	$ (1,177)	$ (1,467)